Loss Per Share - Disclosure of Detailed Information About Earning Loss Per Share (Details) (Bendon Limited) - NZD ($) $ / shares in Units, $ in Thousands	6 Months Ended			7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017		Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Earnings per share [line items]
From continuing operations attributable to the ordinary equity holders of the company	$ (1.28)	$ (0.89)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	$ (1.28)	$ (0.89)
Profit/(loss) attributable to the ordinary equity holders of the company used in calculating basic earnings per share	$ (26,515)	$ (18,456)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	20,692,359	20,692,359	[1]
Bendon Limited [Member]
Earnings per share [line items]
From continuing operations attributable to the ordinary equity holders of the company				$ (60.54)	$ (131.38)	$ (82.86)	$ (52.79)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company				$ (60.54)	$ (131.38)	$ (82.86)	$ (52.79)
Profit/(loss) attributable to the ordinary equity holders of the company used in calculating basic earnings per share				$ (16,008)	$ (37,445)	$ (20,715)	$ (13,198)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share				264,441	285,019	250,000	250,000

[1]	Pursuant to the Merger Agreement between Bendon Limited and Naked Brands Inc and resulting e stock consolidation on 19 June2018 the calculation of basic and diluted earnings per share for 2017 has been adjusted retrospectively. Number of ordinaryshares outstanding has been adjusted to reflect the proportionate change in the number of shares.